Noah Investments Subsidiaries (Detail) - Variable Interest Entity, Primary Beneficiary	12 Months Ended
Dec. 31, 2017
Shanghai Noah Investment Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Aug. 26, 2005
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 09, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Wuhu Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 10, 2010
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Apr. 10, 2013
Place of Incorporation	PRC
Percentage of Ownership	100.00%